Loans and allowance for credit losses (Tables)	3 Months Ended
Jan. 31, 2020
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Disclosure of Allowance for Credit Losses
Allowance for credit losses

	For the three months ended
	January 31, 2020					January 31, 2019
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$402	$(7)	$(8)	$(20)	$367	$382	$33	$(4)	$(2)	$409
Personal	935	121	(111)	(5)	940	895	123	(113)	(13)	892
Credit cards	832	177	(139)	(2)	868	760	140	(120)	–	780
Small business	61	14	(8)	(1)	66	51	6	(5)	(1)	51
Wholesale	1,165	102	(41)	(35)	1,191	979	204	(61)	(12)	1,110
Customers’ liability under acceptances	24	14	–	1	39	21	10	–	–	31
	$3,419	$421	$(307)	$(62)	$3,471	$3,088	$516	$(303)	$(28)	$3,273
Presented as:
Allowance for loan losses	$3,100				$3,139	$2,912				$3,061
Other liabilities – Provisions	295				292	154				180
Customers’ liability under acceptances	24				39	21				31
Other components of equity	–				1	1				1

Summary of Allowance for Credit Losses by Stage, for Each Major Product Category
Allowance for credit losses – Retail and wholesale loans

	For the three months ended
	January 31, 2020				January 31, 2019
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$146	$77	$179	$402	$142	$64	$176	$382
Provision for credit losses
Transfers to stage 1	27	(18)	(9)	–	8	(8)	–	–
Transfers to stage 2	(4)	6	(2)	–	(3)	4	(1)	–
Transfers to stage 3	(1)	(8)	9	–	(1)	(8)	9	–
Originations	16	–	–	16	13	–	–	13
Maturities	(4)	(3)	–	(7)	(3)	(2)	–	(5)
Changes in risk, parameters and exposures	(45)	29	–	(16)	(18)	30	13	25
Write-offs	–	–	(12)	(12)	–	–	(5)	(5)
Recoveries	–	–	4	4	–	–	1	1
Exchange rate and other	(3)	(3)	(14)	(20)	–	(1)	(1)	(2)
Balance at end of period	$132	$80	$155	$367	$138	$79	$192	$409

Personal
Balance at beginning of period	$272	$520	$143	$935	$242	$512	$141	$895
Provision for credit losses
Transfers to stage 1	119	(119)	–	–	132	(132)	–	–
Transfers to stage 2	(19)	19	–	–	(23)	23	–	–
Transfers to stage 3	(1)	(20)	21	–	–	(44)	44	–
Originations	25	–	–	25	23	–	–	23
Maturities	(12)	(23)	–	(35)	(7)	(30)	–	(37)
Changes in risk, parameters and exposures	(111)	141	101	131	(132)	190	79	137
Write-offs	–	–	(149)	(149)	–	–	(144)	(144)
Recoveries	–	–	38	38	–	–	31	31
Exchange rate and other	–	(1)	(4)	(5)	–	–	(13)	(13)
Balance at end of period	$273	$517	$150	$940	$235	$519	$138	$892

Credit cards
Balance at beginning of period	$173	$659	$–	$832	$161	$599	$–	$760
Provision for credit losses
Transfers to stage 1	118	(118)	–	–	110	(110)	–	–
Transfers to stage 2	(22)	22	–	–	(19)	19	–	–
Transfers to stage 3	–	(88)	88	–	–	(80)	80	–
Originations	2	–	–	2	1	–	–	1
Maturities	(1)	(8)	–	(9)	(1)	(6)	–	(7)
Changes in risk, parameters and exposures	(94)	227	51	184	(84)	190	40	146
Write-offs	–	–	(174)	(174)	–	–	(153)	(153)
Recoveries	–	–	35	35	–	–	33	33
Exchange rate and other	(2)	–	–	(2)	–	–	–	–
Balance at end of period	$174	$694	$–	$868	$168	$612	$–	$780

Small business
Balance at beginning of period	$29	$10	$22	$61	$17	$16	$18	$51
Provision for credit losses
Transfers to stage 1	1	(1)	–	–	5	(5)	–	–
Transfers to stage 2	(1)	1	–	–	(1)	1	–	–
Transfers to stage 3	–	(1)	1	–	–	(3)	3	–
Originations	3	–	–	3	3	–	–	3
Maturities	(1)	(1)	–	(2)	(1)	(2)	–	(3)
Changes in risk, parameters and exposures	(2)	4	11	13	(7)	11	2	6
Write-offs	–	–	(10)	(10)	–	–	(7)	(7)
Recoveries	–	–	2	2	–	–	2	2
Exchange rate and other	–	(1)	–	(1)	–	–	(1)	(1)
Balance at end of period	$29	$11	$26	$66	$16	$18	$17	$51

Wholesale
Balance at beginning of period	$281	$396	$488	$1,165	$274	$340	$365	$979
Provision for credit losses
Transfers to stage 1	27	(26)	(1)	–	24	(24)	–	–
Transfers to stage 2	(8)	9	(1)	–	(9)	11	(2)	–
Transfers to stage 3	(1)	(18)	19	–	(1)	(16)	17	–
Originations	66	–	–	66	68	10	–	78
Maturities	(43)	(53)	–	(96)	(43)	(43)	–	(86)
Changes in risk, parameters and exposures	(17)	99	50	132	(11)	84	139	212
Write-offs	–	–	(54)	(54)	–	–	(68)	(68)
Recoveries	–	–	13	13	–	–	7	7
Exchange rate and other	(5)	–	(30)	(35)	(1)	(1)	(10)	(12)
Balance at end of period	$300	$407	$484	$1,191	$301	$361	$448	$1,110

Credit Risk Exposure by Internal Risk Rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of our 2019 Annual Report.

	As at
	January 31, 2020				October 31, 2019
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
Loans outstanding – Residential mortgages
Low risk	$244,103	$6,411	$–	$250,514	$238,377	$6,764	$–	$245,141
Medium risk	13,903	1,251	–	15,154	14,033	1,347	–	15,380
High risk	3,023	2,675	–	5,698	2,843	2,722	–	5,565
Not rated (1)	40,873	731	–	41,604	40,030	726	–	40,756
Impaired	–	–	700	700	–	–	732	732
	301,902	11,068	700	313,670	295,283	11,559	732	307,574
Items not subject to impairment (2)				534				517
Total				314,204				308,091

Loans outstanding – Personal
Low risk	$71,001	$1,756	$–	$72,757	$71,619	$1,944	$–	$73,563
Medium risk	5,213	2,863	–	8,076	5,254	3,011	–	8,265
High risk	876	1,814	–	2,690	843	1,874	–	2,717
Not rated (1)	7,187	93	–	7,280	7,293	105	–	7,398
Impaired	–	–	320	320	–	–	307	307
Total	84,277	6,526	320	91,123	85,009	6,934	307	92,250

Loans outstanding – Credit cards
Low risk	$13,668	$103	$–	$13,771	$13,840	$103	$–	$13,943
Medium risk	2,126	1,778	–	3,904	2,250	1,827	–	4,077
High risk	125	1,428	–	1,553	137	1,432	–	1,569
Not rated (1)	694	50	–	744	677	45	–	722
Total	16,613	3,359	–	19,972	16,904	3,407	–	20,311

Loans outstanding – Small business
Low risk	$2,257	$115	$–	$2,372	$2,200	$107	$–	$2,307
Medium risk	2,136	611	–	2,747	2,163	563	–	2,726
High risk	131	223	–	354	138	196	–	334
Not rated (1)	7	–	–	7	10	–	–	10
Impaired	–	–	62	62	–	–	57	57
Total	4,531	949	62	5,542	4,511	866	57	5,434

Undrawn loan commitments – Retail
Low risk	$203,094	$1,936	$–	$205,030	$196,743	$1,894	$–	$198,637
Medium risk	8,806	245	–	9,051	8,251	246	–	8,497
High risk	925	193	–	1,118	851	208	–	1,059
Not rated (1)	5,650	126	–	5,776	5,861	146	–	6,007
Total	218,475	2,500	–	220,975	211,706	2,494	–	214,200

Wholesale – Loans outstanding
Investment grade	$49,268	$67	$–	$49,335	$47,133	$97	$–	$47,230
Non-investment grade	122,070	12,163	–	134,233	119,778	11,940	–	131,718
Not rated (1)	5,801	318	–	6,119	5,862	320	–	6,182
Impaired	–	–	1,802	1,802	–	–	1,829	1,829
	177,139	12,548	1,802	191,489	172,773	12,357	1,829	186,959
Items not subject to impairment (2)				10,749				8,911
Total				202,238				195,870

Undrawn loan commitments – Wholesale
Investment grade	$223,333	$2	$–	$223,335	$222,819	$18	$–	$222,837
Non-investment grade	98,452	9,300	–	107,752	96,191	9,007	–	105,198
Not rated (1)	3,269	1	–	3,270	3,986	–	–	3,986
Total	325,054	9,303	–	334,357	322,996	9,025	–	332,021
(1)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessment or rating methodologies, policies and tools to manage our credit risk.
(2)	Items not subject to impairment are loans held at FVTPL.

Disclosure of Loans Past Due But Not Impaired
Loans past due but not impaired
(1)

	As at
	January 31, 2020				October 31, 2019
(Millions of Canadian dollars)	1 to 29 days	30 to 89 days	90 days and greater	Total	1 to 29 days	30 to 89 days	90 days and greater	Total
Retail	$3,749	$1,423	$202	$5,374	$3,173	$1,369	$186	$4,728
Wholesale	2,521	516	5	3,042	1,543	460	3	2,006
	$6,270	$1,939	$207	$8,416	$4,716	$1,829	$189	$6,734

(1)
Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinancing. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.